Financial instruments (Details) - Schedule of fair values of financial instruments as at the consolidated statements - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying value [Member]
Financial instruments (Details) - Schedule of fair values of financial instruments as at the consolidated statements [Line Items]
Cash and cash equivalents	$ 21,223	$ 38,616
Amounts receivable	29	10
Accounts payable, accrued and other liabilities	9,037	8,589
Warrant liabilities	16	318
Long-term debt	27,458	18,002
Fair value [Member]
Financial instruments (Details) - Schedule of fair values of financial instruments as at the consolidated statements [Line Items]
Cash and cash equivalents	21,223	38,616
Amounts receivable	29	10
Accounts payable, accrued and other liabilities	9,037	8,589
Warrant liabilities	16	318
Long-term debt	$ 27,458	$ 18,002